Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	March 31,	December 31,
	2022	2021
Laboratory and manufacturing equipment	$28,269	$28,101
Land and buildings	10,783	10,404
Leasehold improvements	1,582	1,614
Computer equipment and software	476	463
Capitalized software	232	228
Construction in process	22,295	22,097
Property and equipment – at cost	63,637	62,907
Less accumulated depreciation	(5,316)	(4,392)
Property and equipment – net	$58,321	$58,515

	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$28,101	$8,176
Land and buildings	10,404	4,334
Leasehold improvements	1,614	1,742
Computer equipment and software	463	176
Capitalized software	228	17
Construction in process	22,097	35,551
Property and equipment – at cost	62,907	49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment – net	$58,515	$46,895